NOTE 12 – INCOME TAXES (Tables)	9 Months Ended	12 Months Ended
	May 31, 2022	Aug. 31, 2021
Income Tax Disclosure [Abstract]
NOTE 12 - INCOME TAXES - Schedule of Deferred Tax Assets and Liabilities
	May 31, 2022	August 31, 2021
Deferred tax asset attributable to:
Net operating loss carry over	$1,246,974	$871,681
Less: valuation allowance	(1,246,974)	(871,681)
Net deferred tax asset	$—	$—

	August 31, 2021	August 31, 2020
Deferred tax asset attributable to:
Net operating loss carry over	$871,681	$447,765
Less: valuation allowance	(871,681)	(447,765)
Net deferred tax asset	$—	$—

NOTE 12 - INCOME TAXES - Schedule of Effective Income Tax Rate Reconciliation

	Nine months ended
	May 31,
	2022	2021
Federal statutory tax rate	21%	21%
Change in valuation allowance	(21%)	(21%)
Effective tax rate	0%	0%

	Years ended
	August 31,
	2021	2020
Federal statutory tax rate	21%	21%
Change in valuation allowance	(21%)	(21%)
Effective tax rate	0%	0%